INCOME TAXES INCOME TAXES - Uncertain Tax Positions (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Unrecognized Tax Benefits Rollforward
Balance, beginning of year	$ 123	$ 133	$ 195
Additions for tax positions related to the current year	5	5	6
Additions for tax positions from prior years	3	0	4
Reductions for tax positions from prior years	27	9	0
Settlements with taxing authorities	0	0	(30)
Statute of limitations expirations	6	6	42
Balance, end of year	98	123	133
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense [Abstract]
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	68
Interest and penalties accrued related to unrecognized tax benefits accrued and reported	16	21
Unrecognized Tax Benefits, including interest and penalties	114
Provision (benefit) for income taxes	99	250	150
Tax Interest and Penalties
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense [Abstract]
Provision (benefit) for income taxes	$ (5)	$ (2)	$ (19)